Other Investments (Tables)	12 Months Ended
Dec. 31, 2015
Other Investments

The Company had the following other investments at December 31:

	2014	2015
Digital Cinema Implementation Partners (“DCIP”), equity method investment	$51,277	$71,579
RealD, Inc. (“RealD”), investment in marketable security	14,429	12,900
AC JV, LLC, equity method investment	7,899	7,269
Digital Cinema Distribution Coalition (“DCDC”), equity method investment	2,438	2,562
Other	1,615	663

Total	$77,658	$94,973

Summary of Activity for Each of Investments

Below is a summary of activity for each of the investments for the years ended December 31, 2013, 2014 and 2015:

	DCIP	RealD	AC JV, LLC	DCDC	Other	Total
Balance at January 1, 2013	$23,012	$13,707	$—	$5	$1,477	$38,201
Cash contributions	3,232	—	268	2,721	—	6,221
Issuance of promissory note to NCM	—	—	8,333	—	—	8,333
Equity in income (loss)	11,241	—	—	(137)	—	11,104
Equity in other comprehensive income	548	—	—	—	—	548
Adjustment for gain recognized by NCM	—	—	(2,175)	—	—	(2,175)
Unrealized holding loss	—	(3,264)	—	—	—	(3,264)
Other	—	—	—	—	689	689

Balance at December 31, 2013	$38,033	$10,443	$6,426	$2,589	$2,166	$59,657
Cash contributions	2,188	—	—	—	—	2,188
Equity in income (loss)	15,279	—	1,473	(151)	—	16,601
Equity in other comprehensive loss	(219)	—	—	—	—	(219)
Unrealized holding gain	—	3,986	—	—	—	3,986
Cash distributions received	(4,004)	—	—	—	—	(4,004)
Other	—	—	—	—	(551)	(551)

Balance at December 31, 2014	$51,277	$14,429	$7,899	$2,438	$1,615	$77,658
Cash contributions	3,211	—	—	—	500	3,711
Equity in income	18,522	—	970	124	—	19,616
Equity in other comprehensive loss	(384)	—	—	—	—	(384)
Unrealized holding loss	—	(1,529)	—	—	—	(1,529)
Sale of investment in Taiwan (1)	—	—	—	—	(1,383)	(1,383)
Cash distributions received	(1,047)	—	(1,600)	—	—	(2,647)
Other	—	—	—	—	(69)	(69)

Balance at December 31, 2015	$71,579	$12,900	$7,269	$2,562	$663	$94,973

(1)	The Company sold its investment in a Taiwan joint venture for approximately $2,634, resulting in a gain of $1,251, which is included in (gain) loss on sale of assets and other for the year ended December 31, 2015.

Transactions with DCIP

The Company had the following transactions with DCIP during the years ended December 31, 2013, 2014 and 2015:

	Year Ended December 31,
	2013	2014	2015
Equipment lease payments	$3,853	$4,012	$4,474
Warranty reimbursements from DCIP	$(1,893)	$(3,169)	$(4,329)

NCM
Summary of Financial Information

The tables below present summary financial information for NCM for the periods indicated (financial information for the year ended December 31, 2015 is not yet available):

	Year Ended		Nine Months Ended October 1, 2015
	December 26, 2013	January 1, 2015
Gross revenues	$462,815	$393,994	$310,061
Operating income	$202,019	$159,624	$40,442
Net income	$162,870	$96,309	$38,519

	As of January 1, 2015	As of October 1, 2015
Total assets	$681,107	$700,326
Total liabilities	$998,529	$1,030,243

Digital Cinema Implementation Partners LLC
Summary of Financial Information

Below is summary financial information for DCIP as of and for the years ended December 31, 2013, 2014 and 2015.

	Year ended December 31,
	2013	2014	2015
Net operating revenue	$182,659	$170,724	$171,203
Operating income	$116,235	$101,956	$103,449
Net income	$48,959	$61,293	$79,255

	As of
	December 31, 2014	December 31, 2015
Total assets	$1,097,467	$1,004,292
Total liabilities	$845,319	$674,727